Document and Entity Information	12 Months Ended
Mar. 04, 2017
Document and Entity Information
Entity Registrant Name	RITE AID CORP
Entity Central Index Key	0000084129
Document Type	8-K
Document Period End Date	Mar. 04, 2017
Amendment Flag	true
Amendment Description	As previously disclosed, on September 18, 2017, Rite Aid Corporation, a Delaware corporation (the "Company") entered into the Amended and Restated Asset Purchase Agreement (the "Asset Purchase Agreement") with Walgreens Boots Alliance, Inc., a Delaware corporation ("WBA"), and Walgreen Co., an Illinois corporation and a wholly owned subsidiary of WBA ("Buyer"). Under the Asset Purchase Agreement, Buyer has purchased or will purchase a total of 1,932 stores, three distribution centers and related inventory from the Company (the "Assets to Be Sold" or the "Disposal Group") for an all-cash purchase price of $4.375 billion on a cash-free, debt-free basis (the "Sale"). As of March 27, 2018, all 1,932 stores and related inventory have been transferred to Buyer. The transfer of the three distribution centers and related inventory is expected to begin after September 1, 2018. The majority of closing conditions to the Sale have been satisfied, and the subsequent transfer of the Company's distribution centers and related assets remain subject to minimal customary closing conditions applicable only to the distribution centers being transferred at such distribution center closing, as specified in the Asset Purchase Agreement. As a result of the Sale, the Company will account for the Disposal Group as a discontinued operation. The Company is filing this Exhibit 99.1 to our Current Report on Form 8-K to reissue our retrospectively revised and recast historical consolidated financial statements and other information included in our Annual Report on Form 10-K for the fiscal year ended March 4, 2017 (as amended, the "2017 Form 10-K") to account for the Disposal Group as a discontinued operation. The recasted financial results for the years ended March 4, 2017, February 27, 2016 and February 28, 2015 are consistent with the presentation of discontinued operations included in the Company's Quarterly Report on Form 10-Q for the quarter ended December 2, 2017, filed with the Securities and Exchange Commission (the "SEC") on January 11, 2018, and with rules of the SEC to reflect accounting changes, such as discontinued operations. The information included in Exhibit 99.1 to this Current Report on Form 8-K is presented solely in connection with the reporting changes described above. Except as disclosed in Part I: Subsequent Event, this Current Report does not reflect events occurring after the Company filed its 2017 Form 10-K, including the pending merger between the Company and Albertsons Companies, Inc., and does not modify or update the disclosures therein in any way, in each case other than to reflect the presentation of the Disposal Group as a discontinued operation as described above. Therefore, Exhibit 99.1 to this Current Report on Form 8-K should be read in conjunction with our other filings made with the SEC, including, and subsequent to the date of, the 2017 Form 10-K. We have revised the following portions of the 2017 Form 10-K to reflect the retrospective revisions that have been made as a result of the Sale to reflect the Disposal Group as a discontinued operation
Current Fiscal Year End Date	--03-04
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY